Note 11 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2020	June 30, 2021
A.	Term Loans:
	1.	Montes Shipping Co. and Kelsen Shipping Co.	-	-
	2.	Uriza Shipping S.A.	-	-
	3.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	-	-
	4.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	-	-
	5.	Nerida Shipping Co.	11,775	10,875
	6.	Costamare Inc.	-	-
	7.	Singleton Shipping Co. and Tatum Shipping Co.	40,800	39,200
	8.	Reddick Shipping Co. and Verandi Shipping Co.	15,240	-
	9.	Costamare. Inc.	34,188	32,188
	10.	Bastian Shipping Co. and Cadence Shipping Co.	113,200	105,600
	11.	Adele Shipping Co.	60,500	57,500
	12.	Costamare Inc.	135,550	129,770
	13.	Quentin Shipping Co. and Sander Shipping Co.	80,943	76,921
	14.	Costamare Inc.	27,666	26,110
	15.	Capetanissa Maritime Corporation et al.	65,500	61,000
	16.	Caravokyra Maritime Corporation et al.	64,800	59,600
	17.	Achilleas Maritime Corporation et al.	58,396	-
	18.	Kelsen Shipping Co.	8,100	6,075
	19.	Uriza Shipping S.A.	20,000	18,700
	20.	Berg Shipping Co.	-	12,220
	21.	Reddick Shipping Co. and Verandi Shipping Co.	-	17,300
	22.	Evantone Shipping Co. and Fortrose Shipping Co.	-	22,250
	23.	Ainsley Maritime Co. and Ambrose Maritime Co.	-	147,321
	24.	Hyde Maritime Co. and Skerrett Maritime Co.	-	144,173
	25.	Kemp Maritime Co.	-	73,450
	26.	Vernes Shipping Co.	-	13,550
	27.	Achilleas Maritime Corporation et al.	-	158,105
	28.	Novara et al.	-	45,000
		Total Term Loans	$736,658	$1,256,908
B.	Other financing arrangements		728,961	828,204
C.	Unsecured Bond Loan		-	118,840
		Total long-term debt	$1,465,619	$2,203,952
		Less: Deferred financing costs	(13,406)	(24,941)
		Total long-term debt, net	1,452,213	2,179,011
		Less: Long-term debt current portion	(149,910)	(215,897)
		Add: Deferred financing costs, current portion	2,773	5,287
		Total long-term debt, non-current, net	$1,305,076	$1,968,401

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2021	$121,121
2022	202,698
2023	217,649
2024	196,126
2025	395,913
2026 and thereafter	1,070,445
Total	$2,203,952

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2021	$14,080
Additions	13,784
Amortization and write-off	(2,498)
Transfers and other movements	152
Balance, June 30, 2021	$25,518
Less: Current portion of financing costs	(5,476)
Financing costs, non-current portion	$20,042